Summary of Significant Accounting Policies - Major Customers and Vendors (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Aggregate purchases	$ 3,749	$ 3,048	$ 10,338	$ 8,911	$ 12,080	$ 12,606
Customer concentration | Gross Revenue | McKesson Corporation
Concentration Risk [Line Items]
Concentration of credit risk					38.30%	35.70%
Customer concentration | Gross Revenue | AmerisourceBergen Corporation
Concentration Risk [Line Items]
Concentration of credit risk					28.00%	31.00%
Customer concentration | Gross Revenue | Cardinal Health
Concentration Risk [Line Items]
Concentration of credit risk					24.60%	24.30%
Customer concentration | Receivables | McKesson Corporation
Concentration Risk [Line Items]
Concentration of credit risk					35.40%	25.40%
Customer concentration | Receivables | AmerisourceBergen Corporation
Concentration Risk [Line Items]
Concentration of credit risk					32.30%	47.00%
Customer concentration | Receivables | Cardinal Health
Concentration Risk [Line Items]
Concentration of credit risk					22.60%	17.00%
Product [Member] | Vendor | Finished goods inventory
Concentration Risk [Line Items]
Aggregate purchases					$ 7,900	$ 6,400